Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available for sale:
Fair value, less than 12 months	$ 2,534,354	$ 743,609
Unrealized losses, less than 12 months	(101,585)	(5,590)
Fair value, 12 months or more	434,554	43,353
Unrealized losses, 12 months or more	(31,534)	(12,254)
Fair value, total	2,968,908	786,962
Unrealized losses, total	(133,119)	(17,844)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	2,459,565	738,492
Unrealized losses, less than 12 months	(98,022)	(5,476)
Fair value, 12 months or more	420,262	32,860
Unrealized losses, 12 months or more	(26,552)	(10,557)
Fair value, total	2,879,827	771,352
Unrealized losses, total	(124,574)	(16,033)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	55,327	5,117
Unrealized losses, less than 12 months	(3,025)	(114)
Fair value, 12 months or more	14,292	10,437
Unrealized losses, 12 months or more	(4,982)	(1,677)
Fair value, total	69,619	15,554
Unrealized losses, total	(8,007)	(1,791)
Equity Securities
Available for sale:
Fair value, less than 12 months	19,462
Unrealized losses, less than 12 months	(538)
Fair value, 12 months or more		56
Unrealized losses, 12 months or more		(20)
Fair value, total	19,462	56
Unrealized losses, total	$ (538)	$ (20)